Investments - Continuous Loss Position (Details) $ in Millions	Mar. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 1,799.6	$ 1,649.9
Gross unrealized losses	(6.7)	(1.7)
Gross unrealized losses	$ (31.7)	$ (47.2)
Number of securities | security	745	764
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 459.8	$ 362.2
Gross unrealized losses	(2.4)	(0.2)
Gross unrealized losses	$ (3.3)	$ (9.6)
Number of securities | security	54	52
Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 10.0	$ 5.9
Gross unrealized losses	0.0	0.0
Gross unrealized losses	$ (0.2)	$ (0.1)
Number of securities | security	8	5
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 58.6	$ 51.3
Gross unrealized losses	(0.2)	0.0
Gross unrealized losses	$ (1.5)	$ (1.8)
Number of securities | security	31	29
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 958.2	$ 894.8
Gross unrealized losses	(2.8)	(0.9)
Gross unrealized losses	$ (16.9)	$ (24.9)
Number of securities | security	507	527
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 112.3	$ 84.3
Gross unrealized losses	(0.7)	(0.2)
Gross unrealized losses	$ (5.9)	$ (5.6)
Number of securities | security	67	54
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 36.9	$ 43.2
Gross unrealized losses	0.0	(0.1)
Gross unrealized losses	$ (1.5)	$ (1.9)
Number of securities | security	21	23
Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 163.8	$ 208.2
Gross unrealized losses	(0.6)	(0.3)
Gross unrealized losses	$ (2.4)	$ (3.3)
Number of securities | security	57	74